Time charter revenues - Schedule of disclosure of components of operating lease income (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Leases [Abstract]
Time charter revenues	$ 123,580	$ 36,736	$ 0